Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (7.9%)
Alphabet, Inc. - Class A *	75,255	7,198
Meta Platforms, Inc. - Class A *	18,671	2,533
Omnicom Group, Inc.	80,708	5,092

Total		14,823

Consumer Discretionary (22.0%)
Booking Holdings, Inc. *	4,085	6,713
CarMax, Inc. *	67,973	4,488
Dollar General Corp.	48,834	11,713
Dollar Tree, Inc. *	57,892	7,879
Sony Group Corp., ADR	92,214	5,906
The TJX Cos., Inc.	72,114	4,480

Total		41,179

Consumer Staples (3.6%)
Unilever PLC, ADR	154,029	6,753

Total		6,753

Energy (1.6%)
Schlumberger, Ltd.	81,499	2,926

Total		2,926

Financials (22.8%)
Arch Capital Group, Ltd. *	105,170	4,789

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hathaway, Inc. - Class B *	39,620	10,579
BlackRock, Inc.	6,518	3,587
The Charles Schwab Corp.	136,869	9,837
JPMorgan Chase & Co.	38,391	4,012
Northern Trust Corp.	70,538	6,035
The Progressive Corp.	32,012	3,720

Total		42,559

Health Care (9.6%)
Fresenius Medical Care AG & Co. KGaA, ADR	166,359	2,336
Koninklijke Philips NV	191,809	2,952
Smith & Nephew PLC, ADR	191,019	4,435
UnitedHealth Group, Inc.	16,062	8,112

Total		17,835

Industrials (16.2%)
Carlisle Cos., Inc.	23,280	6,528
Eaton Corp. PLC	33,288	4,439
Ferguson PLC	50,318	5,179
Masco Corp.	157,248	7,342
PACCAR, Inc.	81,989	6,862

Total		30,350

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (9.6%)
CDW Corp.	44,002	6,868
Micron Technology, Inc.	117,265	5,875
SAP SE, ADR	63,160	5,132

Total		17,875

Materials (3.2%)
Avery Dennison Corp.	37,219	6,055

Total		6,055

Total Common Stocks (Cost: $180,766)		180,355

Short-Term Investments (3.4%)
Money Market Funds (3.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	6,297,709	6,298

Total		6,298

Total Short-Term Investments (Cost: $6,298)		6,298

Total Investments (99.9%) (Cost: $187,064)@		186,653

Other Assets, Less Liabilities (0.1%)		142

Net Assets (100.0%)		186,795

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $187,064 and the net unrealized depreciation of investments based on that cost was $411 which is comprised of $27,723 aggregate gross unrealized appreciation and $28,134 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$180,355	$—	$—
Short-Term Investments	6,298	—	—

Total Assets:	$186,653	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand